Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net
12	Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2022	2023
Cost:
Computer software	23,802	23,819
Developed technologies	117	117
Customer relationship	2,135	2,135
Brand name	1,162	1,162
Contract backlog	585	585
Advertising contract	53,287	53,287
Total cost	81,088	81,105
Less: Accumulated amortization	(30,326)	(30,909)
Less: Accumulated impairment losses (Note 2(r))	(49,778)	(50,219)
Exchange differences	7	23
Intangible assets, net	991	—

12	Intangible assets, net (Continued)

Amortization expense recognized for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	For the years ended December 31,
	2021	2022	2023
Cost of revenues	3,070	2,783	548
Sales and marketing expenses	12	22	13
General and administrative expenses	156	185	5
	3,238	2,990	566